OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden hours per response: 20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08220

ING Variable Products Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Convertible Portfolio
ING VP Disciplined LargeCap Portfolio
ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP LargeCap Growth Portfolio
ING VP MagnaCap Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004

Shares			Value

COMMON STOCK: 5.3%
		Computers: 0.2%
37,500	@@	Bull SA	$18,630

			18,630

		Food: 0.3%
861	@	Dean Foods Co.	25,847

			25,847

		Healthcare-Services: 0.5%
1,300	@	Community Health Systems, Inc.	34,684

			34,684

		Investment Companies: 1.9%
1,200		SPDR Trust Series 1	134,112

			134,112

		Miscellaneous Manufacturing: 0.4%
900		General Electric Co.	30,222

			30,222

		Retail: 1.0%
400		Wal-Mart Stores, Inc.	21,280
1,500		Wendy’s Intl., Inc.	50,400

			71,680

		Telecommunications: 1.0%
2,000		Qualcomm, Inc.	78,080

			78,080

		Total Common Stock
		(Cost $346,762)	393,255

PREFERRED STOCK: 20.8%
		Auto Manufacturers: 1.6%
1,100		Ford Motor Co. Capital Trust II	57,508
800		General Motors Corp.	22,520
1,600		General Motors Corp.	40,656

			120,684

		Diversified Financial Services: 0.6%
1,700		Gabelli Asset Management, Inc.	42,772

			42,772

		Electric: 2.0%
5,000	@	Aquila, Inc.	153,000

			153,000

		Electrical Components and Equipment: 1.3%
1,500	@	General Cable Corp.	100,875

			100,875

		Food: 0.9%
2,500		Albertson’s, Inc.	64,750

			64,750

		Healthcare-Services: 0.7%
500		Anthem, Inc.	50,050

			50,050

		Home Builders: 0.3%
500	@	Fleetwood Capital Trust	22,688

			22,688

		Insurance: 4.8%
1,500		Hartford Financial Services Group, Inc.	91,350
185		Prudential Financial, Inc.	12,917
2,500		Reinsurance Group of America	145,000

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004(continued)

Shares			Value

		Insurance: 4.8% (continued)
3,000		Travelers Property Casualty Corp.	$68,040
2,000	@@	XL Capital Ltd.	49,420

			366,727

		Media: 2.4%
500	@	Comcast Corp.	22,500
2,000		Emmis Communications Corp.	83,800
75		News Corp Finance Trust II	69,686

			175,986

		Mining: 1.4%
100		Freeport-McMoRan Copper & Gold, Inc.	102,000

			102,000

		Office/Business Equipment: 0.2%
100	@	Xerox Corp.	12,725

			12,725

		Oil and Gas: 1.3%
600		Ameranda Hess Corp.	47,925
150		Chesapeake Energy Corp.	12,056
300		Chesapeake Energy Corp.	34,590

			94,571

		Pharmaceuticals: 1.0%
1,600		Omnicare, Inc.	76,000

			76,000

		Real Estate Investment Trusts: 1.0%
3,000	@	FelCor Lodging Trust, Inc.	72,750

			72,750

		Savings and Loans: 0.6%
1,000		Sovereign Capital Trust II	48,625

			48,625

		Telecommunications: 0.7%
45	@	Lucent Technologies Capital Trust I	50,316

			50,316

		Total Preferred Stock
		(Cost $1,463,230)	1,554,519

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 64.7%
		Advertising: 1.5%
$20,000		Interpublic Group of Cos., Inc., 1.870%, due 06/01/06	$19,075
55,000		Lamar Advertising Co., 2.875%, due 12/31/10	59,950
30,000		Young & Rubicam, Inc., 3.000%, due 01/15/05	30,225

			109,250

		Aerospace/Defense: 1.1%
100,000		Spacehab, Inc., 8.000%, due 10/15/07	86,000

			86,000

		Agriculture: 0.5%
30,000		Bunge Limited Finance Corp., 3.750%, due 11/15/22	40,575

			40,575

		Apparel: 0.7%
50,000	#	Reebok International Ltd., 2.000%, due 05/01/24	50,750

			50,750

		Auto Parts and Equipment: 0.5%
70,000		Lear Corp., 4.010%, due 02/20/22	35,350

			35,350

		Biotechnology: 1.7%
10,000	#	Human Genome Sciences, Inc., 2.250%, due 10/15/11	10,075
30,000		ICOS Corp., 2.000%, due 07/01/23	25,088
90,000		Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	91,800

			126,963

		Distribution/Wholesale: 1.3%
100,000		Costco Wholesale Corp., 0.400%, due 08/19/17	95,000

			95,000

		Diversified Financial Services: 2.4%
20,000	@@, #	AngloGold Holdings PLC, 2.375%, due 02/27/09	20,075
125,000		Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	112,656
40,000	@@, #	RepCon Lux SA, 4.500%, due 01/26/11	44,948

			177,679

		Electric: 2.0%
75,000		Centerpoint Energy, Inc., 3.750%, due 05/15/23	82,688
60,000		PPL Energy Supply LLC, 2.625%, due 05/15/23	63,900

			146,588

		Electrical Components and Equipment: 1.3%
20,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	21,240
70,000	#	GrafTech International Ltd., 1.625%, due 01/15/24	75,863

			97,103

		Electronics: 3.1%
40,000	@@	Flextronics International Ltd., 1.000%, due 08/01/10	45,300
85,000		Flir Systems, Inc., 3.000%, due 06/01/23	131,218
5,000,000	@@	Sony Corp., .0180%, due 12/18/08	45,031
10,000		Vishay Intertechnology, Inc., 3.625%, due 08/01/23	10,738

			232,287

		Energy-Alternate Sources: 0.8%
50,000	#	Headwaters, Inc., 2.875%, due 06/01/16	62,625

			62,625

		Entertainment: 1.7%
50,000		International Game Technology, 0.810%, due 01/29/33	39,750
100,000	#	Sunterra Corp., 3.750%, due 03/29/24	91,000

			130,750

		Environmental Control: 1.8%
150,000		Allied Waste Industries, Inc., 4.250%, due 04/15/34	132,188

			132,188

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004(continued)

Principal
Amount			Value

		Healthcare-Products: 2.8%
100,000	#	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	$110,000
100,000	#	Henry Schein, Inc., 3.000%, due 08/15/34	103,000

			213,000

		Healthcare-Services: 0.6%
35,000		Laboratory Corp. of America Holdings, 1.770%, due 09/11/21	25,988
20,000		Quest Diagnostics, Inc., 1.750%, due 11/30/21	21,600

			47,588

		Insurance: 2.1%
100,000		American Intl. Group, Inc., .500%, due 05/15/07	96,000
50,000	#	AmerUs Group Co., 2.000%, due 03/06/32	61,375

			157,375

		Internet: 4.3%
200,000		E*TRADE Group, Inc., 6.000%, due 02/01/07	205,499
30,000	#	Equinix, Inc., 2.500%, due 02/15/24	30,975
50,000	#	Openwave Systems, Inc., 2.750%, due 09/09/08	45,312
50,000		Sohu.com, Inc., 0.850%, due 07/14/23	42,688

			324,474

		Leisure Time: 1.7%
100,000	#	Navigant Intl., Inc., 4.875%, due 11/01/23	126,750

			126,750

		Lodging: 1.4%
60,000	#	Caesars Entertainment, Inc., 1.600%, due 04/15/24	61,875
20,000		Hilton Hotels Corp., 3.375%, due 04/15/23	22,075
20,000		Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	21,825

			105,775

		Media: 1.3%
50,000		Charter Communications, Inc., 5.750%, due 10/15/05	44,750
65,000	#	Citadel Broadcasting Corp., 1.875%, due 02/15/11	54,519

			99,269

		Mining: 1.8%
20,000	@@	Inco Ltd., 0.000%, due 03/29/21	21,300
45,000	@@	Inco Ltd., 1.000%, due 03/14/23	61,538
40,000	@@	Placer Dome, Inc., 2.750%, due 10/15/23	49,650

			132,488

		Miscellaneous Manufacturing: 2.6%
140,000	@@, #	Tyco Intl. Group SA, 2.750%, due 01/15/18	196,875

			196,875

		Oil and Gas: 2.9%
100,000		Devon Energy Corp., 4.900%, due 08/15/08	108,874
40,000	@@	Formosa Petrochemical Corp., 0.000%, due 06/30/11	42,526
35,000		Nabors Industries, Inc., 2.500%, due 02/05/21	23,363
15,000	#	Pride Intl., Inc., 3.250%, due 05/01/33	16,406
25,000	@@	Transocean, Inc., 1.500%, due 05/15/21	24,594

			215,763

		Oil and Gas Services: 0.2%
15,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	16,200

			16,200

		Packaging and Containers: 0.5%
40,000	#	Sealed Air Corp., 3.000%, due 06/30/33	40,150

			40,150

		Pharmaceuticals: 6.1%
55,000		Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	54,588
150,000		Cephalon, Inc., 2.500%, due 12/15/06	146,624
75,000	#	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	72,000
25,000		Sepracor, Inc., 5.000%, due 02/15/07	25,750

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004(continued)

Principal
Amount			Value

		Pharmaceuticals: 6.1% (continued)
80,000	#	Sepracor, Inc., 0.130%, due 10/15/24	$77,900
80,000		Teva Pharmaceutical Finance LLC, .500%, due 02/01/24	77,300

			454,162

		Retail: 0.5%
40,000		Rite Aid Corp., 4.750%, due 12/01/06	40,150

			40,150

		Savings and Loans: 1.8%
130,000	#	Ocwen Financial Corp., 3.250%, due 08/01/24	132,600

			132,600

		Semiconductors: 4.9%
80,000		Advanced Micro Devices, Inc., 4.750%, due 02/01/22	77,700
40,000		Amkor Technology, Inc., 5.750%, due 06/01/06	35,200
200,000		Atmel Corp., 5.040%, due 05/23/21	88,250
20,000	#	Cypress Semiconductor Corp., 1.250%, due 06/15/08	19,325
105,000		LTX Corp., 4.250%, due 08/15/06	102,768
40,000	#	Vitesse Semiconductor Corp., 1.500%, due 10/01/24	40,650

			363,893

		Software: 3.0%
130,000		Bea Systems, Inc., 4.000%, due 12/15/06	130,162
25,000	#	CSG Systems Intl., Inc., 2.500%, due 06/15/24	23,688
30,000		Fair Isaac Corp., 1.500%, due 08/15/23	29,850
35,000	#	MSC Software Corp., 2.500%, due 05/05/08	39,200

			222,900

		Telecommunications: 5.3%
125,000		Nextel Partners, Inc., 1.500%, due 11/15/08	181,249
40,000		NII Holdings, Inc., 2.875%, due 02/01/34	43,950
110,000		Primus Telecommunications Group, Inc., 5.750%, due 02/15/07	84,150
60,000		Primus Telecommunications Group, Inc., 3.750%, due 09/15/10	33,900
50,000		RF Micro Devices, Inc., 1.500%, due 07/01/10	54,813

			398,062

		Transportation: 0.5%
15,000	#	Yellow Corp., 5.000%, due 08/08/23	22,931
10,000	#	Yellow Corp., 3.375%, due 11/25/23	13,325

			36,256

		Total Convertible Corporate Bonds
		(Cost $4,687,944)	4,846,838

		Total Long-Term Investments
		(Cost $6,497,936)	6,794,612

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of September 30, 2004(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.2%
		Repurchase Agreement: 9.2%
$691,000		Goldman Sachs Repurchase Agreement dated 9/30/04, 1.860%, due 10/01/04, $691,036 to be received upon repurchase (Collateralized by 729,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $704,943, due 06/12/13)		$691,000

		Total Short-Term Investments
		(Cost $691,000)		691,000

		Total Investments In Securities
		(Cost $7,188,936)*	100.0%	$7,485,612
		Other Assets and Liabilities—Net	0.0	(2,011)

		Net Assets	100.0%	$7,483,601

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$456,887
		Gross Unrealized Depreciation		(160,211)

		Net Unrealized Appreciation		$296,676

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
1,860		Aerospace/Defense: 2.8% Boeing Co.	$96,013
670		General Dynamics Corp.	68,407
1,570		Raytheon Co.	59,629
480		United Technologies Corp.	44,822

			268,871

		Agriculture: 1.2%
1,810		Altria Group, Inc.	85,142
703		UST, Inc.	28,303

			113,445

		Apparel: 1.5%
810	@	Coach, Inc.	34,360
460		Liz Claiborne, Inc.	17,351
840		Nike, Inc.	66,192
450		VF Corp.	22,253

			140,156

		Auto Manufacturers: 0.8%
5,290		Ford Motor Co.	74,325

			74,325

		Auto Parts and Equipment: 0.1%
770	@	Goodyear Tire & Rubber Co.	8,270

			8,270

		Banks: 6.3%
3,480		Bank of America Corp.	150,787
770		Comerica, Inc.	45,700
930		Huntington Bancshares, Inc.	23,166
1,720		KeyCorp	54,352
1,895		National City Corp.	73,185
1,640		U.S. Bancorp	47,396
2,570		Wachovia Corp.	120,662
1,490		Wells Fargo & Co.	88,849

			604,097

		Beverages: 1.6%
2,080		Coca-Cola Co.	83,304
1,490		PepsiCo, Inc.	72,489

			155,793

		Building Materials: 0.6%
1,600		Masco Corp.	55,248

			55,248

		Chemicals: 1.5%
790		Dow Chemical Co.	35,692
890		E.I. du Pont de Nemours & Co.	38,092
740		PPG Industries, Inc.	45,348
640		Sherwin-Williams Co.	28,134

			147,266

		Commercial Services: 1.1%
3,170		Cendant Corp.	68,472
740		H&R Block, Inc.	36,571

			105,043

		Computers: 4.0%
1,460	@	Apple Computer, Inc.	56,575
4,290	@	Dell, Inc.	152,724
2,613		Hewlett-Packard Co.	48,994

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Computers: 4.0% (continued)
1,470		International Business Machines Corp.	$126,038
2,600	@	Seagate Technology	—

			384,331

		Cosmetics/Personal Care: 4.2%
410		Alberto-Culver Co.	17,827
2,340		Gillette Co.	97,672
1,250		Kimberly-Clark Corp.	80,738
3,860		Procter & Gamble Co.	208,902

			405,139

		Distribution/Wholesale: 0.3%
450		W.W. Grainger, Inc.	25,943

			25,943

		Diversified Financial Services: 6.2%
1,140		American Express Co.	58,664
4,510		Citigroup, Inc.	198,981
1,838		Countrywide Financial Corp.	72,399
850		Fannie Mae	53,890
3,030		J.P. Morgan Chase & Co.	120,382
840		Merrill Lynch & Co., Inc.	41,765
990		Morgan Stanley	48,807

			594,888

		Electric: 2.3%
2,540	@	AES Corp.	25,375
470	@	CMS Energy Corp.	4,474
100		Dominion Resources, Inc.	6,525
2,920		Duke Energy Corp.	66,839
590		Exelon Corp.	21,647
769		PPL Corp.	36,281
1,200		TXU Corp.	57,504

			218,645

		Electrical Components and Equipment: 0.8%
1,184		Emerson Electric Co.	73,278

			73,278

		Electronics: 0.1%
410		Tektronix, Inc.	13,633

			13,633

		Food: 0.8%
650		SUPERVALU, Inc.	17,908
859		WM. Wrigley Jr. Co.	54,383

			72,291

		Forest Products and Paper: 1.3%
1,140		Georgia-Pacific Corp.	40,982
470		International Paper Co.	18,993
580		Louisiana-Pacific Corp.	15,051
870		MeadWestvaco Corp.	27,753
270		Temple-Inland, Inc.	18,131

			120,910

		Gas: 0.4%
1,000		Sempra Energy	36,190

			36,190

		Hand/Machine Tools: 0.5%
350		Black & Decker Corp.	27,104
390		Stanley Works	16,587

			43,691

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 3.4%
220		Bausch & Lomb, Inc.	$14,619
1,000		Becton Dickinson & Co.	51,700
2,530		Johnson & Johnson	142,515
1,080		Medtronic, Inc.	56,052
820	@	Zimmer Holdings, Inc.	64,813

			329,699

		Healthcare-Services: 3.1%
570		Aetna, Inc.	56,960
610	@	Anthem, Inc.	53,223
800	@	Humana, Inc.	15,984
1,460		UnitedHealth Group, Inc.	107,660
560	@	WellPoint Health Networks, Inc.	58,850

			292,677

		Household Products/Wares: 0.5%
920		Clorox Co.	49,036

			49,036

		Insurance: 7.6%
1,230	@@	ACE Ltd.	49,274
1,610		Aflac, Inc.	63,128
1,810		Allstate Corp.	86,862
2,230		American Intl. Group, Inc.	151,617
750		Chubb Corp.	52,710
640		Cigna Corp.	44,563
840		Lincoln National Corp.	39,480
2,010		MetLife, Inc.	77,687
720		Progressive Corp.	61,020
1,500		Prudential Financial, Inc.	70,560
580		Safeco Corp.	26,477

			723,378

		Internet: 1.6%
560	@	eBay, Inc.	51,486
1,100	@	Symantec Corp.	60,368
1,190	@	Yahoo!, Inc.	40,353

			152,207

		Iron/Steel: 0.2%
450		United States Steel Corp.	16,929

			16,929

		Leisure Time: 0.4%
530		Carnival Corp.	25,063
590		Sabre Holdings Corp.—Class A	14,473

			39,536

		Media: 2.8%
2,000	@	Comcast Corp.	56,480
740		McGraw-Hill Cos., Inc.	58,971
1		Meredith Corp.	51
3,850	@	Time Warner, Inc.	62,138
1,530		Viacom, Inc.	51,347
1,830		Walt Disney Co.	41,267

			270,254

		Miscellaneous Manufacturing: 4.9%
680		3M Co.	54,380
9,190	S	General Electric Co.	308,599
760		Honeywell Intl., Inc.	27,254
270		Illinois Tool Works, Inc.	25,156
1,700	@@	Tyco Intl. Ltd.	52,122

			467,511

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 8.0%
100		Anadarko Petroleum Corp.	$6,636
1,360		Burlington Resources, Inc.	55,488
3,320		ChevronTexaco Corp.	178,084
583		ConocoPhillips	48,302
790		Devon Energy Corp.	56,098
5,450		Exxon Mobil Corp.	263,398
1,340		Marathon Oil Corp.	55,315
300		Sunoco, Inc.	22,194
1,110		Unocal Corp.	47,730
570		Valero Energy Corp.	45,720

			778,965

		Pharmaceuticals: 5.0%
1,360		Abbott Laboratories	57,610
1,780	@	Caremark Rx, Inc.	57,085
980		Eli Lilly & Co.	58,849
1,890		Merck & Co., Inc.	62,370
6,518		Pfizer, Inc.	199,450
1,190		Wyeth	44,506

			479,870

		Pipelines: 0.1%
2,140	@	Dynegy, Inc.—Class A	10,679

			10,679

		Retail: 9.7%
1,050		Circuit City Stores, Inc.	16,107
1,530		Costco Wholesale Corp.	63,587
3,140		Gap, Inc.	58,718
3,870		Home Depot, Inc.	151,703
1,220		J.C. Penney Co., Inc. Holding Co.	43,042
2,090		Limited Brands, Inc.	46,586
640		Lowe’s Cos., Inc.	34,784
3,080		McDonald’s Corp.	86,332
1,510	@	Office Depot, Inc.	22,695
1,840		Staples, Inc.	54,869
790		Target Corp.	35,748
1,040	@	Toys R US, Inc.	18,450
3,670		Wal-Mart Stores, Inc.	195,243
2,500		Walgreen Co.	89,575
500		Wendy’s Intl., Inc.	16,800

			934,239

		Semiconductors: 1.2%
5,560		Intel Corp.	111,534

			111,534

		Software: 5.1%
510		Autodesk, Inc.	24,801
920	@	BMC Software, Inc.	14,545
1,750	@	Compuware Corp.	9,013
770		First Data Corp.	33,495
9,450		Microsoft Corp.	261,293
10,670	@	Oracle Corp.	120,358
980	@	Parametric Technology Corp.	5,174
2,310	@	Siebel Systems, Inc.	17,417

			486,096

		Telecommunications: 6.2%
1,970		Alltel Corp.	108,173
2,010	@	Avaya, Inc.	28,019

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Telecommunications: 6.2% (continued)
5,770	@	Cisco Systems, Inc.		$104,437
2,080		Motorola, Inc.		37,523
3,200		Qualcomm, Inc.		124,928
700		Scientific-Atlanta, Inc.		18,144
4,400		Verizon Communications, Inc.		173,272

				594,496

		Transportation: 1.5%
850		FedEx Corp.		72,837
980		United Parcel Service, Inc.		74,401

				147,238

		Total Common Stock
		(Cost $9,062,205)		9,545,797

		Total Investments In Securities
		(Cost $9,062,205)*	99.7%	$9,545,797
		Other Assets and Liabilities—Net	0.3	31,244

		Net Assets	100.0%	$9,577,041

	@	Non-income producing security
	@@	Foreign issuer
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.

	*	Cost for federal income tax purposes is $9,160,644. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$610,280
		Gross Unrealized Depreciation		(225,127)

		Net Unrealized Appreciation		$385,153

Information concerning open futures contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)
S&P 500 E-mini	1	$55,750	12/17/04	$(303)

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%
		Banks: 22.2%
6,049		Bank of America Corp.	$262,103
6,301		Bank of New York Co., Inc.	183,800
4,183		City National Corp.	271,686
4,323		Cullen/Frost Bankers, Inc.	200,890
5,716		Mellon Financial Corp.	158,276
7,448		Prosperity Bancshares, Inc.	199,011
2,410		State Street Corp.	102,931
7,708		U.S. Bancorp	222,761
2,647		UnionBanCal Corp.	156,729
3,457		Wachovia Corp.	162,306
7,712		Wells Fargo & Co.	459,866

			2,380,359

		Diversified Financial Services: 44.7%
5,083	@	Accredited Home Lenders Holding Co.	195,797
7,043	@	Affiliated Managers Group, Inc.	377,082
4,081		American Express Co.	210,008
2,865		Capital One Financial Corp.	211,724
5,221		CIT Group, Inc.	195,213
14,245		Citigroup, Inc.	628,490
6,146		Countrywide Financial Corp.	242,091
18,957	@	E*TRADE Financial Corp.	216,489
3,863		Fannie Mae	244,914
3,749		Franklin Resources, Inc.	209,044
4,736		Freddie Mac	308,977
3,318		Goldman Sachs Group, Inc.	309,370
10,763		J.P. Morgan Chase & Co.	427,615
2,743		Lehman Brothers Holdings, Inc.	218,672
5,309		Merrill Lynch & Co., Inc.	263,963
6,165		Morgan Stanley	303,935
4,078		T. Rowe Price Group, Inc.	207,733

			4,771,117

		Home Builders: 2.2%
7,159		DR Horton, Inc.	237,034

			237,034

		Insurance: 24.9%
6,121	@@	ACE Ltd.	245,207
4,199		Aflac, Inc.	164,643
7,271		American Intl. Group, Inc.	494,355
4,330	@@	Endurance Specialty Holdings Ltd.	139,210
4,781		Hartford Financial Services Group, Inc.	296,087
5,813		MetLife, Inc.	224,672
5,691		PMI Group, Inc.	230,941
3,395		Prudential Financial, Inc.	159,701
4,596		Radian Group, Inc.	212,473
6,887	@@	Scottish Re Group Ltd.	145,798
6,414	@@	Willis Group Holdings Ltd.	239,884
1,462	@@	XL Capital Ltd.	108,173

			2,661,144

		Software: 3.9%
6,579		First Data Corp.	286,187
3,905	@	Fiserv, Inc.	136,128

			422,315

		Total Common Stock
		(Cost $10,281,769)	10,471,969

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Total Investments In Securities
		(Cost $10,281,769)*	97.9%	$10,471,969
		Other Assets and Liabilities—Net	$2.1	228,881

		Net Assets	100.0%	$10,700,850

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$295,890
		Gross Unrealized Depreciation		(105,690)

		Net Unrealized Appreciation		$190,200

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 82.4%
		Advertising: 0.4%
$20,000		RH Donnelley Finance Corp., 8.875%, due 12/15/10	$22,700
30,000		Vertis, Inc., 9.750%, due 04/01/09	32,400
15,000		Vertis, Inc., 10.875%, due 06/15/09	16,200
15,000	#	Vertis, Inc., 13.500%, due 12/07/09	15,075

			86,375

		Aerospace/Defense: 2.0%
40,000		DRS Technologies, Inc., 6.875%, due 11/01/13	41,800
220,000		L-3 Communications Corp., 7.625%, due 06/15/12	243,100
30,000		L-3 Communications Corp., 6.125%, due 07/15/13	30,525
25,000		Sequa Corp., 8.875%, due 04/01/08	27,250
55,000		Sequa Corp., 9.000%, due 08/01/09	60,775

			403,450

		Apparel: 0.8%
90,000		Phillips-Van Heusen, 8.125%, due 05/01/13	96,750
65,000		Russell Corp., 9.250%, due 05/01/10	70,850

			167,600

		Auto Parts and Equipment: 1.3%
40,000		ArvinMeritor, Inc., 6.625%, due 06/15/07	41,900
30,000		Dana Corp., 10.125%, due 03/15/10	34,200
15,000		Dana Corp., 9.000%, due 08/15/11	18,188
35,000		Rexnord Corp., 10.125%, due 12/15/12	39,725
50,000		Tenneco Automotive, Inc., 10.250%, due 07/15/13	57,250
55,000		TRW Automotive, Inc., 11.000%, due 02/15/13	65,725

			256,988

		Building Materials: 0.4%
20,000	#	Ply Gem Industries, Inc., 9.000%, due 02/15/12	20,050
30,000	#	THL Buildco, Inc., 8.500%, due 09/01/14	31,575
20,000		US Concrete, Inc., 8.375%, due 04/01/14	21,000

			72,625

		Chemicals: 4.1%
40,000		Equistar Funding Corp., 10.625%, due 05/01/11	45,800
50,000		IMC Global, Inc., 10.875%, due 06/01/08	60,875
175,000		Lyondell Chemical Co., 9.625%, due 05/01/07	191,406
260,000		Nalco Co., 7.750%, due 11/15/11	276,900
140,000		PolyOne Corp., 8.875%, due 05/01/12	143,500
85,000		Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	93,925

			812,406

		Commercial Services: 0.8%
95,000		Corrections Corp. of America, 7.500%, due 05/01/11	100,819
60,000		United Rentals North America, Inc., 6.500%, due 02/15/12	58,050

			158,869

		Distribution/Wholesale: 1.0%
185,000		Aviall, Inc., 7.625%, due 07/01/11	200,725

			200,725

		Diversified Financial Services: 4.7%
75,000	@@, #	BCP Caylux Holdings Luxembourg SCA, 9.625%, due 06/15/14	81,375
50,000	@@	Bluewater Finance Ltd., 10.250%, due 02/15/12	54,500
70,000	#	Crystal US Holdings 3 LLC, 5.130%, due 10/01/14	42,175
175,000	#	Dow Jones CDX NA HY, 8.000%, due 12/29/09	175,547
60,000	#	Global Cash Finance Corp., 8.750%, due 03/15/12	63,900
4,191	#	Hollinger Participation Trust, 0.000%, due 11/15/10	4,809
60,000		Nexstar Finance, Inc., 12.000%, due 04/01/08	66,300
85,000	#	PanAmSat Holding Corp., 5.320%, due 11/01/14	50,044

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 4.7% (continued)
190,000	#	Rainbow National Services LLC, 8.750%, due 09/01/12	$198,074
55,000	#	Rainbow National Services LLC, 10.375%, due 09/01/14	57,888
45,000		Universal City Development Partners, 11.750%, due 04/01/10	52,650
85,000	#	Vanguard Health Holding Co. II LLC, 9.000%, due 10/01/14	85,638

			932,900

		Electric: 5.5%
90,000		AES Corp., 8.875%, due 02/15/11	100,575
70,000	#	AES Corp., 8.750%, due 05/15/13	79,275
90,000	#	Allegheny Energy Supply Statutory Trust, 10.250%, due 11/15/07	103,500
45,000	#	Calpine Corp., 8.750%, due 07/15/13	34,200
59,967		Homer City Funding LLC, 8.734%, due 10/01/26	67,463
100,000		Illinois Power Co., 11.500%, due 12/15/10	119,000
150,000		Midwest Generation LLC, 8.300%, due 07/02/09	157,594
215,000		Nevada Power Co., 10.875%, due 10/15/09	250,206
85,000	#	NRG Energy, Inc., 8.000%, due 12/15/13	91,481
75,000		Reliant Energy, Inc., 9.250%, due 07/15/10	80,906

			1,084,200

		Electrical Components and Equipment: 0.1%
25,000	@@	Lengrand Holdings SA, 10.500%, due 02/15/13	29,375

			29,375

		Electronics: 0.6%
60,000		Fisher Scientific Intl., 8.000%, due 09/01/13	67,500
20,000		Sanmina-SCI Corp., 10.375%, due 01/15/10	22,975
20,000		Stoneridge, Inc., 11.500%, due 05/01/12	22,750

			113,225

		Entertainment: 2.1%
140,000	#	American Casino & Entertainment Properties LLC, 7.850%, due 02/01/12	147,699
35,000		Argosy Gaming Co., 9.000%, due 09/01/11	39,463
35,000		Carmike Cinemas, Inc., 7.500%, due 02/15/14	35,613
65,000		Cinemark USA, Inc., 9.000%, due 02/01/13	72,962
35,000	#	LCE Acquisition Corp., 9.000%, due 08/01/14	36,313
30,000	#	Marquee, Inc., 8.625%, due 08/15/12	31,950
45,000	#	Warner Music Group, 7.375%, due 04/15/14	46,800

			410,800

		Environmental Control: 2.0%
365,000		Allied Waste North America, 8.500%, due 12/01/08	397,850

			397,850

		Food: 4.0%
130,000		Del Monte Corp., 8.625%, due 12/15/12	145,275
75,000		Delhaize America, Inc., 8.125%, due 04/15/11	86,027
65,000		Dole Food Co., 8.625%, due 05/01/09	71,175
140,000	#	Land O’ Lakes, Inc., 9.000%, due 12/15/10	146,475
70,000		Roundy’s Inc., 8.875%, due 06/15/12	75,775
60,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	65,400
150,000		Swift & Co., 10.125%, due 10/01/09	165,375
25,000		Swift & Co., 12.500%, due 01/01/10	27,750

			783,252

		Forest Products and Paper: 3.5%
120,000		Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	125,700
110,000	#	Appleton Papers, Inc., 8.125%, due 06/15/11	113,850
30,000		Georgia-Pacific Corp., 8.875%, due 02/01/10	35,250
220,000		Georgia-Pacific Corp., 8.125%, due 05/15/11	255,200
50,000		Georgia-Pacific Corp., 9.375%, due 02/01/13	59,125
45,000	@@	Millar Western Forest Products Ltd., 7.750%, due 11/15/13	47,475
60,000	@@	Norske Skog Canada Ltd., 7.375%, due 03/01/14	63,000

			699,600

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare-Products: 0.4%
10,000	#	Medical Device Manufacturing, 10.000%, due 07/15/12	$10,650
60,000	#	VWR Intl., Inc., 8.000%, due 04/15/14	63,750

			74,400

		Healthcare-Services: 0.8%
35,000	#	Beverly Enterprises, Inc., 7.875%, due 06/15/14	37,625
105,000		Genesis HealthCare Corp., 8.000%, due 10/15/13	114,975

			152,600

		Home Builders: 1.7%
35,000		DR Horton, Inc., 7.875%, due 08/15/11	40,644
55,000	#	KB Home, 6.375%, due 08/15/11	58,025
30,000		Meritage Corp., 9.750%, due 06/01/11	33,825
85,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	93,499
55,000		WCI Communities, Inc., 10.625%, due 02/15/11	62,288
25,000		William Lyon Homes, Inc., 10.750%, due 04/01/13	29,000
25,000		William Lyon Homes, Inc., 7.500%, due 02/15/14	25,625

			342,906

		Home Furnishings: 0.4%
60,000	#	Norcraft Finance Corp., 9.000%, due 11/01/11	65,700
10,000	#	Norcraft Holdings LP, 4.010%, due 09/01/12	7,300

			73,000

		Household Products/Wares: 0.3%
65,000	#	American Achievement Corp., 8.250%, due 04/01/12	68,575

			68,575

		Iron/Steel: 0.8%
90,000		AK Steel Corp., 7.875%, due 02/15/09	89,775
60,000		United States Steel Corp., 9.750%, due 05/15/10	69,000

			158,775

		Leisure Time: 0.8%
35,000	@@, #	NCL Corp., 10.625%, due 07/15/14	36,838
110,000		Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	124,437

			161,275

		Lodging: 6.8%
250,000		Ameristar Casinos, Inc., 10.750%, due 02/15/09	284,999
15,000		Aztar Corp., 9.000%, due 08/15/11	16,688
160,000		Caesars Entertainment, Inc., 9.375%, due 02/15/07	178,799
95,000		Harrah’s Operating Co., Inc., 8.000%, due 02/01/11	110,411
80,000		Hilton Hotels Corp., 7.625%, due 12/01/12	93,400
55,000		John Q Hammons Hotels LP, 8.875%, due 05/15/12	61,600
55,000		Mandalay Resort Group, 9.500%, due 08/01/08	63,525
145,000		MGM Mirage, 9.750%, due 06/01/07	161,855
70,000		MGM Mirage, 8.500%, due 09/15/10	79,888
40,000		MGM Mirage, 8.375%, due 02/01/11	44,350
20,000		Station Casinos, Inc., 6.000%, due 04/01/12	20,600
35,000		Station Casinos, Inc., 6.500%, due 02/01/14	35,788
70,000		Venetian Casino Resort LLC, 11.000%, due 06/15/10	81,375
65,000		Wynn Las Vegas Capital Corp., 12.000%, due 11/01/10	81,575

			1,314,853

		Machinery-Construction and Mining: 0.3%
60,000		Terex Corp., 7.375%, due 01/15/14	63,300

			63,300

		Machinery-Diversified: 0.2%
35,000		Cummins, Inc., 9.500%, due 12/01/10	40,600

			40,600

		Media: 11.4%
25,000		American Media Operation, Inc., 10.250%, due 05/01/09	26,438
30,000		Block Communications, Inc., 9.250%, due 04/15/09	31,875

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 11.4% (continued)
250,000	@@	CanWest Media, Inc., 10.625%, due 05/15/11	$285,624
15,000	@@	CanWest Media, Inc., 7.625%, due 04/15/13	16,200
35,000		Charter Communications Holdings Capital Corp., 9.625%, due 11/15/09	27,738
65,000	#	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	65,162
280,000		CSC Holdings, Inc., 7.875%, due 12/15/07	298,549
45,000		CSC Holdings, Inc., 8.125%, due 07/15/09	48,038
50,000		CSC Holdings, Inc., 7.625%, due 04/01/11	52,938
20,000		CSC Holdings, Inc., 10.500%, due 05/15/16	22,800
20,000		Dex Media East Finance Co., 9.875%, due 11/15/09	23,100
12,000		Dex Media East Finance Co., 12.125%, due 11/15/12	15,000
20,000		Dex Media Finance Co., 8.500%, due 08/15/10	22,800
60,000		Dex Media Finance Co., 9.875%, due 08/15/13	70,799
150,000		DirecTV Holdings LLC, 8.375%, due 03/15/13	171,374
40,000		Echostar DBS Corp., 5.750%, due 10/01/08	40,400
30,000	#	Echostar DBS Corp., 6.625%, due 10/01/14	29,963
35,000		Emmis Operating Co., 6.875%, due 05/15/12	36,488
60,000		Entravision Communications Corp., 8.125%, due 03/15/09	64,050
25,000		Granite Broadcasting Corp., 9.750%, due 12/01/10	23,250
65,000		Gray Television, Inc., 9.250%, due 12/15/11	73,287
30,000		Houghton Mifflin Co., 8.250%, due 02/01/11	31,500
40,000	+	Insight Communications Co., Inc., 0.970%, due 02/15/11	37,600
40,000	@@, #	Kabel Deutschland GmbH, 10.625%, due 07/01/14	43,800
30,000	+	Nexstar Finance Holdings, Inc., 3.080%, due 04/01/13	23,138
20,000		Nexstar Finance, Inc., 7.000%, due 01/15/14	19,800
35,000		Paxson Communications Corp., 10.750%, due 07/15/08	35,350
15,000	@@, +	Quebecor Media, Inc., 0.450%, due 07/15/11	14,550
285,000	@@	Quebecor Media, Inc., 11.125%, due 07/15/11	330,599
30,000		Reader’s Digest Association, Inc., 6.500%, due 03/01/11	31,050
5,000	@@	Rogers Cable, Inc., 5.500%, due 03/15/14	4,625
10,000		Salem Communications Corp., 7.750%, due 12/15/10	10,600
36,000		Salem Communications Holding Corp., 9.000%, due 07/01/11	39,600
25,000	@@	Shaw Communications, Inc., 7.200%, due 12/15/11	27,313
40,000		Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	43,600
35,000		Spanish Broadcasting System, 9.625%, due 11/01/09	36,838
45,000		Young Broadcasting, Inc., 8.500%, due 12/15/08	48,038

			2,223,874

		Miscellaneous Manufacturing: 0.7%
50,000		Koppers, Inc., 9.875%, due 10/15/13	55,500
70,000	#	Samsonite Corp., 8.875%, due 06/01/11	73,500
15,000		SPX Corp., 7.500%, due 01/01/13	15,319

			144,319

		Office/Business Equipment: 0.4%
30,000		Xerox Corp., 9.750%, due 01/15/09	35,100
35,000		Xerox Corp., 6.875%, due 08/15/11	36,750
10,000		Xerox Corp., 7.625%, due 06/15/13	10,850

			82,700

		Oil and Gas: 4.9%
295,000		Chesapeake Energy Corp., 7.500%, due 09/15/13	324,500
70,000		Energy Partners Ltd., 8.750%, due 08/01/10	76,300
190,000	#	Newfield Exploration Co., 6.625%, due 09/01/14	199,025
65,000	#	Parker Drilling Co., 6.540%, due 09/01/10	65,488
40,000		Swift Energy Co., 7.625%, due 07/15/11	43,000
95,000		Swift Energy Co., 9.375%, due 05/01/12	106,875

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Oil and Gas: 4.9% (continued)
100,000	@@	Western Oil Sands, Inc., 8.375%, due 05/01/12	$115,750
30,000		Whiting Petroleum Corp., 7.250%, due 05/01/12	30,450

			961,388

		Oil and Gas Services: 1.1%
100,000		Grant Prideco Escrow Corp., 9.000%, due 12/15/09	112,250
55,000		Hanover Compressor Co., 9.000%, due 06/01/14	60,638
50,000		Hanover Equipment Trust, 8.500%, due 09/01/08	54,000

			226,888

		Packaging and Containers: 3.6%
50,000		BWAY Corp., 10.000%, due 10/15/10	55,000
110,000	@@	Crown European Holdings SA, 10.875%, due 03/01/13	128,425
115,000		Jefferson Smurfit Corp., 8.250%, due 10/01/12	127,363
200,000		Owens-Brockway, 8.875%, due 02/15/09	218,500
135,000		Owens-Brockway, 8.250%, due 05/15/13	144,450
30,000		Solo Cup Co., 8.500%, due 02/15/14	29,700

			703,438

		Pharmaceuticals: 1.0%
175,000		AmerisourceBergen Corp., 8.125%, due 09/01/08	195,125

			195,125

		Pipelines: 3.4%
50,000		ANR Pipeline Co., 8.875%, due 03/15/10	56,500
70,000		El Paso Corp., 7.875%, due 06/15/12	69,825
80,000		El Paso Natural Gas Co., 7.625%, due 08/01/10	86,000
39,000		GulfTerra Energy Partners LP, 8.500%, due 06/01/10	45,581
100,000		Southern Natural Gas Co., 8.000%, due 03/01/32	103,750
150,000		Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	183,188
130,000		Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	136,175

			681,019

		Real Estate Investment Trusts: 0.6%
25,000		iStar Financial, Inc., 5.125%, due 04/01/11	25,070
85,000		MeriStar Hospitality Finance Corp., 10.500%, due 06/15/09	93,500

			118,570

		Real Estate Investment Trusts-Hotels: 1.3%
250,000		Host Marriott LP, 7.125%, due 11/01/13	263,750

			263,750

		Retail: 2.5%
35,000		Denny’s Corp., 11.250%, due 01/15/08	36,488
40,000	#	Denny’s Corp., 10.000%, due 10/01/12	40,350
30,000		Dollar General Corp., 8.625%, due 06/15/10	34,650
40,000	#	Duane Reade, Inc., 9.750%, due 08/01/11	38,000
50,000		Gap, Inc., 10.300%, due 12/15/08	61,500
80,000		General Nutrition Centers, Inc., 8.500%, due 12/01/10	82,200
80,000		JC Penney Co., Inc., 8.000%, due 03/01/10	91,500
35,000		Rite Aid Corp., 8.125%, due 05/01/10	36,925
70,000		Star Gas Finance Co., 10.250%, due 02/15/13	77,000

			498,613

		Semiconductors: 0.1%
9,000		ON Semiconductor Corp., 13.000%, due 05/15/08	10,125

			10,125

		Telecommunications: 5.6%
69,000		American Tower Corp., 9.375%, due 02/01/09	73,485
90,000		American Towers, Inc., 7.250%, due 12/01/11	94,050
60,000	#	Centennial Communications Corp., 8.125%, due 02/01/14	57,525
25,000		Cincinnati Bell, Inc., 7.250%, due 07/15/13	24,188
25,000		Citizens Communications Co., 7.625%, due 08/15/08	26,375

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 5.6% (continued)
35,000		Crown Castle Intl. Corp., 9.375%, due 08/01/11	$40,425
40,000		Crown Castle Intl. Corp., 10.750%, due 08/01/11	44,700
60,000		Crown Castle Intl. Corp., 7.500%, due 12/01/13	63,150
20,000	@@, #	Inmarsat Finance PLC, 7.625%, due 06/30/12	19,950
55,000		Insight Capital, Inc., 10.500%, due 11/01/10	60,500
35,000		Lucent Technologies, Inc., 7.250%, due 07/15/06	37,275
15,000		Lucent Technologies, Inc., 5.500%, due 11/15/08	15,075
10,000		MetroPCS, Inc., 10.750%, due 10/01/11	10,800
10,000		Nextel Communications, Inc, 6.875%, due 10/31/13	10,450
95,000		Nextel Communications, Inc., 7.375%, due 08/01/15	102,599
19,000		Nextel Partners, Inc., 12.500%, due 11/15/09	22,040
20,000		Nextel Partners, Inc., 8.125%, due 07/01/11	21,300
45,000	#	PanAmSat Corp., 9.000%, due 08/15/14	47,025
20,000		Qwest Capital Funding, Inc., 7.750%, due 08/15/06	20,175
15,000	#	Qwest Corp., 7.875%, due 09/01/11	15,638
10,000	#	Qwest Corp., 9.125%, due 03/15/12	11,050
110,000	#	Qwest Services Corp., 13.500%, due 12/15/07	125,674
30,000	#	Qwest Services Corp., 14.000%, due 12/15/10	35,175
25,000	@@	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	28,000
15,000	#	Rural Cellular Corp., 8.250%, due 03/15/12	15,338
30,000		SBA Communications Corp., 2.860%, due 12/15/11	24,450
15,000		Spectrasite, Inc., 8.250%, due 05/15/10	16,200
50,000		Western Wireless Corp., 9.250%, due 07/15/13	51,250

			1,113,862

		Total Corporate Bonds/Notes
		(Cost $15,812,283)	16,284,195

Shares			Value

COMMON STOCK: 0.0%
		Telecommunications: 0.0%
908	@, I, X	Adelphia Business Solutions	—
150	@, @@, I, X	Jordan Telecommunications	4,182

		Total Common Stock (Cost $0)	4,182

PREFERRED STOCK: 0.1%
		Media: 0.1%
199	@	Paxson Communications Corp.	14,975

		Total Preferred Stock
		(Cost $18,214)	14,975

EQUITY LINKED SECURITIES: 0.0%
		Equity Linked Securities: 0.0%
25		American Tower Corp.	4,712
150	#, I	Dayton Superior Corp.	2

		Total Equity Linked Securities
		(Cost $4,869)	4,714

		Total Long-Term Investments
		(Cost $15,835,366)	16,308,066

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.7%
		Repurchase Agreement: 17.7%
$3,497,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04 $3,497,180 to be received upon repurchase (Collateralized by $3,530,000 Federal National Mortgage Association, 3.800%, Market value plus accrued interest $3,598,823, due 07/06/07)		$3,497,000

		Total Short-Term Investments
		(Cost $3,497,000)		3,497,000

		Total Investments In Securities
		(Cost $19,332,366)*	100.2%	$19,805,066
		Other Assets and Liabilities—Net	(0.2)	(46,885)

		Net Assets	100.0%	$19,758,181

	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $19,339,331. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$504,491
		Gross Unrealized Depreciation		(38,756)

		Net Unrealized Appreciation		$465,735

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2004 (Unaudited)

Shares		Value

COMMON STOCK: 95.8%
	BELGIUM: 5.0%
95,300	Belgacom SA	$3,413,577
11,381	Electrabel	4,096,571
133,700	Fortis	3,189,689

		10,699,837

	BRAZIL: 1.4%
125,300	Uniao de Bancos Brasileiros SA	3,036,019

		3,036,019

	CANADA: 4.3%
67,800	EnCana Corp.	3,127,197
155,000	Placer Dome, Inc.	3,086,405
207,500	Methanex Corp.	3,098,851

		9,312,453

	CHINA: 0.4%
29,000	Jiangxi Copper Co. Ltd.	16,980
1,974,000	Maanshan Iron & Steel Co. Ltd.	870,562

		887,542

	DENMARK: 2.0%
113,600	Danske Bank A/S	2,991,581
39,000	TDC A/S	1,379,262

		4,370,843

	FINLAND: 0.9%
97,100	UPM-Kymmene Oyj	1,854,842

		1,854,842

	FRANCE: 6.3%
28,708	Lafarge SA	2,508,267
37,327	Schneider Electric SA	2,421,168
29,688	Societe Generale	2,634,915
20,770	Total SA	4,241,992
17,600	Total SA ADR	1,798,192

		13,604,534

	GERMANY: 5.3%
63,600	Deutsche Boerse AG	3,224,420
54,050	RWE AG	2,581,322
45,700	Schering AG	2,873,116
35,715	Siemens AG	2,625,649

		11,304,507

	GREECE: 2.1%
70,240	Alpha Bank AE	1,795,188
141,350	OPAP SA	2,739,559

		4,534,747

	HONG KONG: 0.5%
1,396,000	Global Bio-Chem Technology Group Co. Ltd.	1,065,759

		1,065,759

	HUNGARY: 0.9%
86,972	OTP Bank Rt.	1,950,269

		1,950,269

	INDIA: 1.1%
165,600	ICICI Bank Ltd. ADR	2,285,280

		2,285,280

	IRELAND: 0.7%
94,000	Irish Life & Permanent PLC	1,519,561

		1,519,561

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		ITALY: 3.8%
534,400		Enel S.p.A.	$4,364,415
107,000		Saipem S.p.A.	1,205,231
552,300		Snam Rete Gas S.p.A.	2,675,293

			8,244,939

		JAPAN: 18.0%
269,000		Amano Corp.	2,160,348
125,100		Chugai Pharmaceutical Co. Ltd.	1,803,126
264,000		Hino Motors Ltd.	1,837,477
130,000		Isetan Co. Ltd.	1,338,996
384		Japan Retail Fund Investment Corp.	2,874,382
122,000		Kao Corp.	2,697,799
31,600		Kyocera Corp.	2,221,941
282		Mitsubishi Tokyo Financial Group, Inc.	2,345,471
245,000		Nomura Holdings, Inc.	3,148,081
42,800		Promise Co. Ltd.	2,801,749
228,200		Sekisui House Ltd.	2,179,475
305,000		Shinsei Bank Ltd.	1,848,569
499,000		Sumitomo Trust & Banking Co. Ltd.	2,946,536
33,000		T&D Holdings, Inc.	1,443,179
25,000		Takefuji Corp.	1,595,077
80,300		Toyota Motor Corp.	3,058,426
460,000		Tokuyama Corp.	2,258,964

			38,559,596

		MALAYSIA: 2.9%
199,900		British American Tobacco Malaysia Bhd	2,432,993
1,031,000		Commerce Asset Holdings Bhd	1,220,689
920,400		Malayan Banking Bhd	2,664,931

			6,318,613

		MEXICO: 1.3%
829,300	@	Wal-Mart de Mexico SA de CV	2,811,002

			2,811,002

		NETHERLANDS: 4.2%
153,700	@	ASML Holding NV	1,979,705
96,150		Royal Dutch Petroleum Co.	4,960,099
37,200		Unilever NV	2,143,257

			9,083,061

		NEW ZEALAND: 1.4%
284,570		Fisher & Paykel Healthcare Corp.	2,938,493

			2,938,493

		SINGAPORE: 4.1%
340,600	@	CapitaCommercial Trust	236,696
2,093,200		CapitaLand Ltd.	2,225,286
378,400		DBS Group Holdings Ltd.	3,596,733
325,600		United Overseas Bank Ltd.	2,649,936

			8,708,651

		SPAIN: 2.3%
179,421		Banco Bilbao Vizcaya Argentaria SA	2,475,080
163,000		Telefonica SA	2,445,990

			4,921,070

		SWEDEN: 1.9%
467,000		Skandia Forsakrings AB	1,854,498
216,079		Swedish Match AB	2,292,728

			4,147,226

		SWITZERLAND: 6.3%
57,500	@	Credit Suisse Group	1,836,618
70,888		Novartis AG	3,308,782

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares		Value

	SWITZERLAND: 6.3% (continued)
27,500	Novartis AG ADR	$1,283,425
37,564	Roche Holding AG	3,890,935
47,292	UBS AG	3,332,622

		13,652,382

	UNITED KINGDOM: 17.0%
470,187	BP PLC	4,486,982
247,430	Diageo PLC	3,089,587
20,500	GlaxoSmithKline PLC ADR	896,465
316,161	GlaxoSmithKline PLC	6,820,863
138,619	Imperial Tobacco Group PLC	3,023,281
166,338	Kingfisher PLC	928,730
2,298,583	Legal & General Group PLC	4,135,269
117,293	Rio Tinto PLC	3,152,538
182,857	Severn Trent PLC	2,908,379
2,983,602	Vodafone Group PLC	7,155,232

		36,597,326

	UNITED STATES: 2.5%
78,300	Schlumberger Ltd.	5,270,373

		5,270,373

	Total Common Stock
	(Cost $194,358,577)	207,678,925

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 3.1%
		Repurchase Agreement: 3.1%
$6,722,000		Morgan Stanley Repurchase Agreement date 9/30/04, 1.850%, due 10/01/04, $6,722,345 to be received upon repurchase (Collateralized by $6,440,000 Federal Home Loan Bank, 5.000% Market Value plus accrued interest $6,861,315 due 05/31/11)		$6,722,000

		Total Short-Term Investments
		(Cost $6,722,000)		6,722,000

		Total Investments In Securities
		(Cost $201,080,577)*	99.7%	$214,400,925
		Other Assets and Liabilities—Net	0.3	626,278

		Net Assets	100.0%	$215,027,203

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $201,649,032.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,076,895
		Gross Unrealized Depreciation		(4,325,002)

		Net Unrealized Appreciation		$12,751,893

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2004 (Unaudited)(continued)

Industry	Percentage of Net Assets

Agriculture	3.6%
Auto Manufacturers	2.3
Banks	19.9
Beverages	1.4
Biotechnology	0.5
Building Materials	1.2
Chemicals	2.5
Cosmetics/Personal Care	1.3
Diversified Financial Services	5.7
Electric	5.1
Electronics	1.0
Entertainment	1.3
Food	1.0
Forest Products and Paper	0.9
Gas	1.2
Hand/Machine Tools	1.1
Healthcare-Products	1.4
Home Builders	1.0
Insurance	3.5
Iron/Steel	0.4
Metal Fabricate/Hardware	0.0
Mining	2.9
Miscellaneous Manufacturing	2.2
Oil and Gas	8.7
Oil and Gas Services	3.0
Pharmaceuticals	9.7
Real Estate	1.0
REITS	1.4
Retail	2.4
Semiconductors	0.9
Telecommunications	6.7
Water	1.4
Repurchase Agreement	3.1
Other Assets and Liabilities—Net	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Advertising: 2.7%
800		Omnicom Group, Inc.	$58,448

			58,448

		Aerospace/Defense: 1.0%
210		General Dynamics Corp.	21,441

			21,441

		Biotechnology: 0.8%
340	@	Genzyme Corp.	18,499

			18,499

		Commercial Services: 6.8%
600	@, @@	Accenture Ltd.	16,230
1,465	@	Apollo Group, Inc.	107,487
345		Moody’s Corp.	25,271

			148,988

		Computers: 11.2%
2,425	@	Dell, Inc.	86,330
1,915	@	EMC Corp.	22,099
130	@	Lexmark Intl., Inc.	10,921
1,680	@, @@	Research In Motion Ltd.	128,252

			247,602

		Cosmetics/Personal Care: 1.4%
760		Gillette Co.	31,722

			31,722

		Distribution/Wholesale: 1.6%
600		CDW Corp.	34,818

			34,818

		Diversified Financial Services: 11.7%
1,080		Citigroup, Inc.	47,650
3,252		Countrywide Financial Corp.	128,097
290		Fannie Mae	18,386
455		Franklin Resources, Inc.	25,371
600		Freddie Mac	39,144

			258,648

		Healthcare-Products: 7.5%
1,610		Guidant Corp.	106,324
1,130		Medtronic, Inc.	58,647

			164,971

		Home Builders: 1.8%
830		Lennar Corp.	39,508

			39,508

		Internet: 9.8%
1,030	@	eBay, Inc.	94,698
3,560	@	Yahoo!, Inc.	120,720

			215,418

		Media: 1.1%
770	@	XM Satellite Radio Holdings, Inc.	23,885

			23,885

		Miscellaneous Manufacturing: 3.5%
530		Danaher Corp.	27,178
1,510		General Electric Co.	50,706

			77,884

		Oil and Gas: 1.0%
430	@@	Petro-Canada	22,339

			22,339

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Pharmaceuticals: 13.2%
580		Abbott Laboratories		$24,569
1,875	@@	AstraZeneca PLC ADR		77,120
500		Cardinal Health, Inc.		21,885
790	@@	Elan Corp. PLC ADR		18,486
1,220		Eli Lilly & Co.		73,261
540	@	Forest Laboratories, Inc.		24,289
590	@	Gilead Sciences, Inc.		22,054
1,570		Schering-Plough Corp.		29,924

				291,588

		Retail: 5.8%
640	@	Autozone, Inc.		49,440
630		Best Buy Co., Inc.		34,171
400		Lowe’s Cos., Inc.		21,740
470	@	Starbucks Corp.		21,366

				126,717

		Semiconductors: 3.8%
1,230		Analog Devices, Inc.		47,699
1,360		Xilinx, Inc.		36,720

				84,419

		Software: 8.7%
1,100	@	Electronic Arts, Inc.		50,589
1,845		First Data Corp.		80,257
2,195		Microsoft Corp.		60,692

				191,538

		Telecommunications: 4.2%
3,190	@	Cisco Systems, Inc.		57,739
3,150	@	Corning, Inc.		34,902

				92,641

		Total Common Stock
		(Cost $1,869,599)		2,151,074

		Total Investments In Securities
		(Cost $1,869,599)*	97.6%	$2,151,074
		Other Assets and Liabilities—Net	2.4	52,266

		Net Assets	100.0%	$2,203,340

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $1,871,326
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$342,531
		Gross Unrealized Depreciation		(62,783)

		Net Unrealized Appreciation		$279,748

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.9%
		Aerospace/Defense: 3.7%
13,450		General Dynamics Corp.	$1,373,245

			1,373,245

		Agriculture: 3.0%
23,500		Altria Group, Inc.	1,105,440

			1,105,440

		Apparel: 1.7%
8,100		Nike, Inc.	638,280

			638,280

		Banks: 6.7%
29,600		Bank of America Corp.	1,282,568
20,500		Wells Fargo & Co.	1,222,415

			2,504,983

		Building Materials: 2.0%
21,400		Masco Corp.	738,942

			738,942

		Chemicals: 4.8%
23,900		Dow Chemical Co.	1,079,802
16,700		Praxair, Inc.	713,758

			1,793,560

		Computers: 2.1%
42,212		Hewlett-Packard Co.	791,475

			791,475

		Cosmetics/Personal Care: 3.0%
17,300		Kimberly-Clark Corp.	1,117,407

			1,117,407

		Diversified Financial Services: 11.9%
19,800		Citigroup, Inc.	873,576
16,600		Fannie Mae	1,052,440
11,600		Freddie Mac	756,784
20,100		Merrill Lynch & Co., Inc.	999,372
15,600		Morgan Stanley	769,080

			4,451,252

		Electrical Components and Equipment: 2.8%
16,900		Emerson Electric Co.	1,045,941

			1,045,941

		Electronics: 2.3%
37,800	@@	Koninklijke Philips Electronics NV	865,998

			865,998

		Food: 4.1%
18,200	@@	Nestle SA ADR	1,042,123
8,650	@@	Unilever NV	499,970

			1,542,093

		Forest Products and Paper: 1.9%
17,600		International Paper Co.	711,216

			711,216

		Healthcare-Products: 2.0%
13,500		Beckman Coulter, Inc.	757,620

			757,620

		Healthcare-Services: 2.2%
9,300		Quest Diagnostics, Inc.	820,446

			820,446

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Insurance: 7.4%
11,600		Allstate Corp.		$556,684
17,650		American Intl. Group, Inc.		1,200,024
25,900		MetLife, Inc.		1,001,035

				2,757,743

		Media: 2.4%
10,700		Gannett Co., Inc.		896,232

				896,232

		Miscellaneous Manufacturing: 4.3%
44,700		Honeywell Intl., Inc.		1,602,942

				1,602,942

		Oil and Gas: 13.7%
22,600		Apache Corp.		1,132,486
18,900	@@	BP PLC ADR		1,087,317
26,300		ChevronTexaco Corp.		1,410,732
30,300		Exxon Mobil Corp.		1,464,399

				5,094,934

		Oil and Gas Services: 2.2%
24,580		Halliburton Co.		828,100

				828,100

		Pharmaceuticals: 2.8%
10,100		Merck & Co., Inc.		333,300
23,200		Pfizer, Inc.		709,920

				1,043,220

		Retail: 2.6%
34,100		McDonald’s Corp.		955,823

				955,823

		Savings and Loans: 5.7%
51,200		Sovereign Bancorp, Inc.		1,117,184
25,400		Washington Mutual, Inc.		992,632

				2,109,816

		Telecommunications: 4.6%
28,600		SBC Communications, Inc.		742,170
24,300		Verizon Communications, Inc.		956,934

				1,699,104

		Total Common Stock
		(Cost $32,355,329)		37,245,812

		Total Investments In Securities
		(Cost $32,355,329)*	99.9%	$37,245,812
		Other Assets and Liabilities—Net	0.1	23,714

		Net Assets	100.0%	$37,269,526

	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $32,356,757.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,565,751
		Gross Unrealized Depreciation		(676,696)

		Net Unrealized Appreciation		$4,889,055

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.3%
		Advertising: 0.5%
11,200	@	Getty Images, Inc.	$619,360

			619,360

		Apparel: 2.6%
43,300	@	Coach, Inc.	1,836,786
30,400		Polo Ralph Lauren Corp.	1,105,648

			2,942,434

		Banks: 0.5%
8,900		Zions Bancorporation	543,256

			543,256

		Biotechnology: 4.2%
47,700	@, L	Celgene Corp.	2,777,571
12,400	@	Charles River Laboratories Intl., Inc.	567,920
7,300	@, L	Digene Corp.	189,508
17,100	@, L	Integra LifeSciences Holdings Corp.	549,081
14,600	@	Martek Biosciences Corp.	710,144

			4,794,224

		Building Materials: 1.0%
30,000	@	American Standard Cos., Inc.	1,167,300

			1,167,300

		Chemicals: 0.2%
4,800		Praxair, Inc.	205,152

			205,152

		Coal: 1.1%
20,200		Peabody Energy Corp.	1,201,900

			1,201,900

		Commercial Services: 5.8%
29,800	@	Alliance Data Systems Corp.	1,208,688
12,100	@	CoStar Group, Inc.	595,199
74,100	@	Education Management Corp.	1,974,024
43,600	@	Laureate Education, Inc.	1,622,792
10,100		Strayer Education, Inc.	1,161,601

			6,562,304

		Computers: 2.2%
19,800	@	Anteon Intl. Corp.	725,670
33,900	@	CACI Intl., Inc.	1,789,242

			2,514,912

		Distribution/Wholesale: 1.0%
36,880		Hughes Supply, Inc.	1,108,982

			1,108,982

		Diversified Financial Services: 1.1%
100,900	@	Ameritrade Holding Corp.	1,211,809

			1,211,809

		Electrical Components and Equipment: 0.8%
29,000		Ametek, Inc.	879,280

			879,280

		Electronics: 4.7%
27,900	@, L	Arrow Electronics, Inc.	629,982
23,750	@	Benchmark Electronics, Inc.	707,750
42,700		Gentex Corp.	1,500,051
59,100	@	Vishay Intertechnology, Inc.	762,390
39,300	@	Waters Corp.	1,733,130

			5,333,303

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.9%
27,000		International Game Technology	$970,650

			970,650

		Healthcare-Products: 7.4%
29,900	@	Gen-Probe, Inc.	1,192,113
32,750	@	Inamed Corp.	1,561,193
6,000	@, L	Kyphon, Inc.	148,680
18,500	@, L	Patterson Cos., Inc.	1,416,360
21,800	@	St. Jude Medical, Inc.	1,640,886
35,400	@	Varian Medical Systems, Inc.	1,223,778
15,100	@	Zimmer Holdings, Inc.	1,193,504

			8,376,514

		Healthcare-Services: 5.2%
8,500		Aetna, Inc.	849,405
20,850	@	Amsurg Corp.	441,603
48,000	@	Community Health Systems, Inc.	1,280,640
13,100		Quest Diagnostics, Inc.	1,155,682
77,400		Select Medical Corp.	1,039,482
30,800	@	WellChoice, Inc.	1,149,764

			5,916,576

		Home Furnishings: 1.5%
15,900		Harman Intl. Industries, Inc.	1,713,225

			1,713,225

		Household Products/Wares: 1.0%
40,300	@	Yankee Candle Co., Inc.	1,167,088

			1,167,088

		Insurance: 1.7%
16,800		MBIA, Inc.	977,928
25,600	@, L	ProAssurance Corp.	896,512

			1,874,440

		Iron/Steel: 0.6%
6,900		Nucor Corp.	630,453

			630,453

		Investment Companies: 2.4%
800	@, L	Biotech Holders Trust	115,600
7,400	@	Internet Holders Trust	441,484
17,700	L	Midcap SPDR Trust Series 1	1,919,034
3,940	L	Nasdaq-100 Index Tracking Stock	138,491
3,400		Semiconductor Holders Trust	102,680

			2,717,289

		Leisure Time: 1.0%
20,600	L	Polaris Industries, Inc.	1,149,892

			1,149,892

		Lodging: 1.2%
24,700	L	Harrah’s Entertainment, Inc.	1,308,606

			1,308,606

		Machinery-Diversified: 2.3%
37,300		Cognex Corp.	977,260
40,700		Rockwell Automation, Inc.	1,575,090

			2,552,350

		Media: 0.4%
15,700	@	Univision Communications, Inc.	496,277

			496,277

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 3.3%
27,200		Danaher Corp.	$1,394,816
15,500		ITT Industries, Inc.	1,239,845
32,400		Pentair, Inc.	1,131,084

			3,765,745

		Office/Business Equipment: 0.8%
64,300	@, L	Xerox Corp.	905,344

			905,344

		Oil and Gas: 6.0%
14,200		Apache Corp.	711,562
103,400		Chesapeake Energy Corp.	1,636,822
14,000	@, @@, L	Nabors Industries Ltd.	662,900
24,400		Patina Oil & Gas Corp.	721,508
82,400		Patterson-UTI Energy, Inc.	1,571,368
46,425		XTO Energy, Inc.	1,507,884

			6,812,044

		Oil and Gas Services: 0.9%
17,000	@	Smith Intl., Inc.	1,032,410

			1,032,410

		Pharmaceuticals: 3.0%
35,500	@	Accredo Health, Inc.	836,735
24,250	@, L	Express Scripts, Inc.	1,584,495
39,900	@, L	Ligand Pharmaceuticals, Inc.	399,798
20,700	@	MGI Pharma, Inc.	552,483

			3,373,511

		Retail: 11.9%
13,900	@	Advance Auto Parts, Inc.	478,160
36,750		Applebees Intl., Inc.	929,040
57,400	@	Chico’s FAS, Inc.	1,963,079
72,500		Foot Locker, Inc.	1,718,250
31,500		Michaels Stores, Inc.	1,865,115
27,000		MSC Industrial Direct Co., Inc.	920,160
10,950	@	Pacific Sunwear of California, Inc.	230,498
22,600	@, L	Panera Bread Co.	848,404
44,000	L	PETsMART, Inc.	1,249,160
28,000		Regis Corp.	1,126,160
60,600	@	Sonic Corp.	1,553,178
20,800	@	Tractor Supply Co.	653,952

			13,535,156

		Savings and Loans: 2.6%
32,400		Independence Community Bank Corp.	1,265,220
75,300		Sovereign Bancorp, Inc.	1,643,046

			2,908,266

		Semiconductors: 3.1%
60,500	@	Altera Corp.	1,183,985
49,000	@	Broadcom Corp.	1,337,210
27,500		Linear Technology Corp.	996,600

			3,517,795

		Software: 4.3%
31,900		Adobe Systems, Inc.	1,578,093
41,100	@	Avid Technology, Inc.	1,926,357
24,100	@	Dun & Bradstreet Corp.	1,414,670

			4,919,120

		Telecommunications: 2.8%
103,800	@	Comverse Technology, Inc.	1,954,554
60,000	@	Polycom, Inc.	1,189,200

			3,143,754

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Textiles: 1.5%
21,800	@, L	Mohawk Industries, Inc.	$1,730,702

			1,730,702

		Transportation: 2.8%
25,100	L	C.H. Robinson Worldwide, Inc.	1,164,389
29,000	@	Forward Air Corp.	1,160,580
22,550		J.B. Hunt Transport Services, Inc.	837,507

			3,162,476

		Total Common Stock
		(Cost $92,802,023)	106,763,899

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 16.9%
		Repurchase Agreement: 4.2%
$4,802,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04, $4,802,247 to be received upon repurchase (Collateralized by $4,850,000 Federal National Mortgage Association, 3.800%, Market Value plus accrued interest $4,944,559, due 07/06/07)		$4,802,000

		Total Repurchase Agreement
		(Cost $4,802,000)		4,802,000

		Securities Lending Collateralcc: 12.7%
14,370,401		The Bank of New York Institutional
		Cash Reserves Fund		14,370,401

		Total Securities Lending Collateral
		(Cost $14,370,401)		14,370,401

		Total Short-Term Investments
		(Cost $19,172,401)		19,172,401

		Total Investments In Securities
		(Cost $111,974,424)*	111.2%	$125,936,300
		Other Assets and Liabilities—Net	(11.2)	(12,721,986)

		Net Assets	100.0%	$113,214,314

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,592,060
		Gross Unrealized Depreciation		(2,630,184)

		Net Unrealized Appreciation		$13,961,876

PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 89.6%
		Apartments: 18.0%
11,100		Apartment Investment & Management Co.	$386,058
20,590		Archstone-Smith Trust	651,467
6,210		Avalonbay Communities, Inc.	373,966
11,080		Camden Property Trust	511,896
3,400		Essex Property Trust, Inc.	244,290
12,520		United Dominion Realty Trust, Inc.	248,272

			2,415,949

		Diversified: 6.5%
6,900	@	American Campus Communities, Inc.	128,064
12,480		Liberty Property Trust	497,203
4,000		Vornado Realty Trust	250,720

			875,987

		Health Care: 2.4%
5,600		Health Care REIT, Inc.	197,120
11,670		Omega Healthcare Investors, Inc.	125,569

			322,689

		Hotels: 4.9%
28,080	@	Host Marriott Corp.	393,962
4,870		LaSalle Hotel Properties	134,412
9,400	@	Strategic Hotel Capital, Inc.	127,088

			655,462

		Office Property: 25.3%
11,980		Arden Realty, Inc.	390,308
7,000	@	BioMed Realty Trust, Inc.	123,130
11,720		Boston Properties, Inc.	649,171
8,950		Corporate Office Properties Trust	229,299
10,170		Mack-Cali Realty Corp.	450,531
16,050		Maguire Properties, Inc.	390,176
8,970		Prentiss Properties Trust	322,920
8,800		SL Green Realty Corp.	455,928
23,910		Trizec Properties, Inc.	381,843

			3,393,306

		Regional Malls: 13.7%
4,090		CBL & Associates Properties, Inc.	249,286
8,380		Macerich Co.	446,570
9,690		Mills Corp.	502,620
11,860		Simon Property Group, Inc.	636,052

			1,834,528

		Shopping Centers: 10.9%
8,880		Acadia Realty Trust	130,980
7,500		Cedar Shopping Centers, Inc.	104,625
10,190		Developers Diversified Realty Corp.	398,939
6,900		Pan Pacific Retail Properties, Inc.	373,290
9,760		Regency Centers Corp.	453,742

			1,461,576

		Storage: 0.9%
9,900		Extra Space Storage, Inc.	126,225

			126,225

		Warehouse/Industrial: 7.0%
11,820		Catellus Development Corp.	313,348
17,960		Prologis	632,911

			946,259

		Total Real Estate Investment Trusts
		(Cost $11,551,756)	12,031,981

PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 4.8%
		Hotels: 4.8%
13,960		Starwood Hotels & Resorts Worldwide, Inc.		$648,023

		Total Common Stock
		(Cost $609,267)		648,023

		Total Investments In Securities
		(Cost $12,161,023)*	94.4%	$12,680,004
		Other Assets and Liabilities—Net	5.6	750,083

		Net Assets	100.0%	$13,430,087

	@	Non-income producing security
	REIT	Real Estate Investment Trust

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$559,535
		Gross Unrealized Depreciation		(40,554)

		Net Unrealized Appreciation		$518,981

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%
		Aerospace/Defense: 0.5%
19,650		Engineered Support Systems, Inc.	$896,826

			896,826

		Banks: 4.3%
137,270		Southwest Bancorp of Texas, Inc.	2,764,618
42,300		UCBH Holdings, Inc.	1,652,661
52,600		Westamerica Bancorporation	2,887,214

			7,304,493

		Biotechnology: 4.6%
18,500	@, L	Celgene Corp.	1,077,255
33,300	@, L	Digene Corp.	864,468
106,700	@, L	Integra LifeSciences Holdings Corp.	3,426,137
47,400	@	Martek Biosciences Corp.	2,305,536

			7,673,396

		Commercial Services: 4.6%
18,100	@	CoStar Group, Inc.	890,339
34,200	@	Education Management Corp.	911,088
110,140		Gevity HR, Inc.	1,693,953
66,500	@	Laureate Education, Inc.	2,475,130
15,184		Strayer Education, Inc.	1,746,312

			7,716,822

		Computers: 6.0%
29,300	@	Anteon Intl. Corp.	1,073,845
50,800	@, L	CACI Intl., Inc.	2,681,224
147,400	@	Cognizant Technology Solutions Corp.	4,497,174
37,000	@, L	Micros Systems, Inc.	1,852,590

			10,104,833

		Distribution/Wholesale: 2.6%
30,700		Hughes Supply, Inc.	923,149
131,523		SCP Pool Corp.	3,516,925

			4,440,074

		Electronics: 3.7%
44,273	@	Benchmark Electronics, Inc.	1,319,335
17,000	@	Dionex Corp.	929,900
66,890	@	Measurement Specialties, Inc.	1,662,217
59,200	@	Photon Dynamics, Inc.	1,201,760
25,198	@, L	Rogers Corp.	1,070,663

			6,183,875

		Entertainment: 4.6%
60,200	@	Penn National Gaming, Inc.	2,432,080
98,500	@	Scientific Games Corp.	1,881,350
93,150	@, L	Shuffle Master, Inc.	3,489,399

			7,802,829

		Healthcare-Products: 8.7%
76,900		Abaxis, Inc.	1,000,469
29,000	@, L	Arthrocare Corp.	849,410
55,600	@	Gen-Probe, Inc.	2,216,772
68,950	@	Inamed Corp.	3,286,847
105,804	@, L	Kyphon, Inc.	2,621,823
44,900	@	Quinton Cardiology Systems, Inc.	374,915
35,700	@	Techne Corp.	1,363,026
159,450	@, L	TriPath Imaging, Inc.	1,304,301
64,000	@	Wright Medical Group, Inc.	1,607,680

			14,625,243

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 5.5%
154,662	@	Amsurg Corp.	$3,275,741
51,400	@	Pediatrix Medical Group, Inc.	2,819,290
116,000		Select Medical Corp.	1,557,880
46,630	@	United Surgical Partners Intl., Inc.	1,601,741

			9,254,652

		Home Builders: 0.9%
55,200		Thor Industries, Inc.	1,461,144

			1,461,144

		Household Products/Wares: 1.2%
67,200	@	Yankee Candle Co., Inc.	1,946,112

			1,946,112

		Insurance: 2.0%
38,400	@	Philadelphia Consolidated Holding Co.	2,116,608
35,800	@	Proassurance Corp.	1,253,716

			3,370,324

		Internet: 2.3%
229,600	@	TIBCO Software, Inc.	1,953,896
207,400	@	Valueclick, Inc.	1,957,856
7	@	Versata, Inc.	12

			3,911,764

		Investment Companies: 4.9%
80,130	L	Ishares Russell 2000 Growth Index Fund	4,695,618
31,900	L	Ishares Russell 2000 Index Fund	3,631,815

			8,327,433

		Leisure Time: 0.7%
22,600	L	Polaris Industries, Inc.	1,261,532

			1,261,532

		Lodging: 2.1%
71,100		Station Casinos, Inc.	3,486,744

			3,486,744

		Machinery-Diversified: 1.5%
95,200		Cognex Corp.	2,494,240

			2,494,240

		Miscellaneous Manufacturing: 2.1%
58,600	@, L	Ceradyne, Inc.	2,573,126
17,900	@	Cuno, Inc.	1,033,725

			3,606,851

		Oil and Gas: 5.8%
63,100		Patina Oil & Gas Corp.	1,865,867
114,900	@	Southwestern Energy Co.	4,824,651
85,400	@	Unit Corp.	2,995,832

			9,686,350

		Oil and Gas Services: 1.1%
176,380	@	Input/Output, Inc.	1,818,478

			1,818,478

		Pharmaceuticals: 5.5%
52,300	@	Accredo Health, Inc.	1,232,711
78,435	@	Andrx Corp.	1,753,807
53,591	@, L	Impax Laboratories, Inc.	823,158
105,000	@, L	Ligand Pharmaceuticals, Inc.	1,052,100
30,900	@	MGI Pharma, Inc.	824,721
171,800	@	VCA Antech, Inc.	3,544,233

			9,230,730

		Retail: 11.8%
72,067		Applebees Intl., Inc.	1,821,854
69,300	@, L	Chico’s FAS, Inc.	2,370,060

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 11.8% (continued)
48,100	@	Dave & Buster’s, Inc.	$912,938
75,200	@, L	Dick’s Sporting Goods, Inc.	2,678,623
43,400		MSC Industrial Direct Co.	1,479,072
150,400	@	Pacific Sunwear of California, Inc.	3,165,919
37,500	@, L	Panera Bread Co.	1,407,750
59,900	@	Petco Animal Supplies, Inc.	1,956,334
32,800		Regis Corp.	1,319,216
88,185	@, L	Sonic Corp.	2,260,182
18,100	@	Tractor Supply Co.	569,064

			19,941,012

		Semiconductors: 2.3%
31,892	@, L	Kulicke & Soffa Industries, Inc.	180,190
159,899	@	Mattson Technology, Inc.	1,229,623
189,800	@	Silicon Image, Inc.	2,399,072

			3,808,885

		Software: 4.8%
70,700	@, L	Avid Technology, Inc.	3,313,709
45,500	L	Global Payments, Inc.	2,436,525
145,737	@	Witness Systems, Inc.	2,341,994

			8,092,228

		Telecommunications: 1.8%
58,056	@	Polycom, Inc.	1,150,670
302,500	@	Powerwave Technologies, Inc.	1,863,400

			3,014,070

		Toys/Games/Hobbies: 1.0%
51,700	@	RC2 Corp.	1,700,930

			1,700,930

		Transportation: 1.2%
49,240	@	Forward Air Corp.	1,970,585

			1,970,585

		Total Common Stock
		(Cost $134,088,359)	165,132,455

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 18.8%
		Repurchase Agreement: 1.6%
$2,745,000		Morgan Stanley Repurchase Agreement dated 9/30/01, 1.850%, due 10/01/04, $2,745,141 to be received upon repurchase(Collateralized by $2,775,000 by Federal Home Loan Mortgage Corporation 3.800%, Market Value plus accrued interest $2,829,103, due 07/06/07)		$2,745,000

		Total Repurchase Agreement
		(Cost $2,745,000)		2,745,000

		Securities Lending Collateralcc: 17.2%
28,990,826		The Bank of New York Institutional
		Cash Reserves Fund		28,990,826

		Total Securities Lending Collateral
		(Cost $28,990,826)		28,990,826

		Total Short-Term Investments
		(Cost $31,735,826)		31,735,826

		Total Investments In Securities
		(Cost $165,824,185)*	116.9%	$196,868,281
		Other Assets and Liabilities—Net	(16.9)	(28,521,417)

		Net Assets	100.0%	$168,346,864

	@	Non-income producing security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is $165,844,434.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$37,532,622
		Gross Unrealized Depreciation		(6,513,775)

		Net Unrealized Appreciation		$31,023,847

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004